Other current assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other current assets
Input value-added tax recoverable	¥ 395,198	¥ 327,304
Value-added tax refund from export sales	707	8,500
Prepaid input VAT & customs duty for import machinery and materials	49,226	9,508
Prepaid expenses	30,513	11,390
Foreign exchange forward contract instruments		960
Deposit receivable	66,784	50,618
Current portion of land use rights (Refer to Note 14 Prepaid land use rights)	12,155	10,063
Others	33,142	30,217
Other current assets	587,725	448,560
Write-off made against deposits resulting from the cease of bidding of some projects	¥ 0	¥ 19,078	¥ 0